Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest income	₩ 87,692	₩ 134,664	₩ 85,624
Foreign currency gain	375,557	560,633	308,665
Gain on transaction of derivatives	274,173	178,610	49,503
Gain on valuation of derivatives	145,078	239,973	193,570
Gain on valuation of financial assets at fair value through profit or loss	532	5,288	11,678
Gain on valuation of financial liabilities at fair value through profit or loss			220,240
Others	62	3,126	3,779
Finance income	883,094	1,122,294	873,059
Finance costs
Interest expense	909,640	723,429	414,521
Foreign currency loss	861,409	512,456	440,604
Loss on sale of trade accounts and notes receivable	26,178	48,600	37,087
Loss on transaction of derivatives			359
Loss on valuation of derivatives	5,771	316,467	65,585
Loss on valuation of financial assets at fair value through profit or loss	9,122	18,562	5,205
Others	9,792	15,020	3,002
Finance costs	₩ 1,821,912	₩ 1,634,534	₩ 966,363